Held-to-maturity Investments (Tables)	12 Months Ended
Dec. 31, 2018
Held-to-maturity Investments [Abstract]
Held-to-maturity Investments

Held-to-maturity investments as of December 31, 2017 are as follows:

		2017
		Beginning balance	Acquisition	Disposal	Others	Ending balance
		In millions of won
Government bonds	￦	3,244	250	(350)	—	3,144

	￦	3,244	250	(350)	—	3,144

Current	￦	114	—	(113)	4	5
Non-current		3,130	250	(237)	(4)	3,139